Note 14 - Income taxes (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	November 30, 2012	November 30, 2011	November 30, 2010
	%	%	%

Statutory income tax rate	27	28	31

	$	$	$

Statutory income tax recovery	(1,632,406)	(1,366,478)	(1,785,938)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	(399,748)	(1,324,979)	323,643
Change in valuation allowance	3,217,198	2,452,926	1,782,583
Investment tax credit	(561,988)	-	-
Ontario tax rate change	(420,990)	-	-
Foreign exchange change	(230,695)	-	-
True up of tax returns, etc.	28,629	238,531	(320,288)
	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	6,031,917	4,147,325	2,813,049
Book and tax basis differences on assets and liabilities	773,590	824,640	632,422
Other	17,590	8,635	10,380
Ontario harmonization tax credit	427,355	361,888	431,601
Investment tax credit	2,089,238	1,351,859	740,213
Undeducted research and development expenditures	2,179,097	1,607,242	1,220,998
	11,518,787	8,301,589	5,848,663
Valuation allowances for deferred tax assets	(11,518,787)	(8,301,589)	(5,848,663)
Net deferred tax assets	-	-	-

Schedule of Operating Losses [Table Text Block]
Canadian income tax losses expiring in the year ended November 30,	Federal
$

2014	(1,787,361)
2015	(2,276,467)
2026	(548,823)
2027	-
2028	(1,467,117)
2029	(1,502,598)
2030	(3,879,335)
2031	(5,278,281)
2032	(5,923,991)
(22,663,973)
United States Federal income tax losses expiring in the year ended November 30,
$

2024	23,426
2025	16,234
2026	34,523
74,183